Convertible Notes and Convertible Notes - Related Parties - February 2025 Bridge Round Offering (Details) - February 2025 Offering	1 Months Ended
Feb. 28, 2025 USD ($) $ / shares Y item
Convertible Notes and Convertible Notes - Related Parties
Amount of units issuable | $	$ 10,985,000
Number of warrants per unit | item	10
Exercise price of warrants exercisable	$ 100
Principal amount per unit	$ 1,000
Interest rate (in percentage)	8.00%
Warrants and Rights Outstanding, Valuation Technique [Extensible Enumeration]	us-gaap:BlackScholesMertonModelMember
Stock price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	64.93
Exercise (Strike) price
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	100
Time to maturity (years)
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input | Y	3.4
Annualized risk-free rate
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.042
Annualized volatility
Convertible Notes and Convertible Notes - Related Parties
Warrants, measurement input	0.513
Automatic conversion upon SPAC merger
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Threshold days after the lock up expiration	21 days
Floor price	$ 5
Threshold issuance of common and preferred shares | $	$ 50,000,000
Automatic conversion upon attaining threshold equity or equity linked financing
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%
Automatic conversion upon initial public offering
Convertible Notes and Convertible Notes - Related Parties
Conversion price, percentage on issue price	75.00%